Annual Total Returns - FidelityFactorETFs-ComboPRO - FidelityFactorETFs-ComboPRO - Fidelity Quality Factor ETF - Fidelity Quality Factor ETF	Nov. 29, 2024
Bar Chart Table:
Annual Return, Inception Date	Sep. 12, 2016
Annual Return 2017	22.81%
Annual Return 2018	(3.73%)
Annual Return 2019	27.48%
Annual Return 2020	16.18%
Annual Return 2021	31.84%
Annual Return 2022	(19.53%)
Annual Return 2023	24.13%